Trade and Notes Payable - Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and Notes Payable
Total	¥ 15,520,221	$ 2,181,798	¥ 9,376,050
Within 3 months
Trade and Notes Payable
Total	¥ 14,790,078		7,539,833
Trade and note payable period	3 months
Between 3 months and 6 months
Trade and Notes Payable
Total	¥ 619,430		1,639,286
Between 3 months and 6 months | Minimum
Trade and Notes Payable
Trade and note payable period	3 months
Between 3 months and 6 months | Maximum
Trade and Notes Payable
Trade and note payable period	6 months
Between 6 months and 1 year
Trade and Notes Payable
Total	¥ 49,608		161,913
Between 6 months and 1 year | Minimum
Trade and Notes Payable
Trade and note payable period	6 months
Between 6 months and 1 year | Maximum
Trade and Notes Payable
Trade and note payable period	1 year
More than 1 year
Trade and Notes Payable
Total	¥ 61,105		¥ 35,018
Trade and note payable period	1 year